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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

   The Galaxy Fund
   One Financial Center
   Boston, MA  02111

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

          Prime Reserves
          Government Reserves
          Tax-Exempt Reserves

3. Investment Company Act File Number: 811-4636

   Securities Act File Number:  33-4806

4. (a)    Last day of fiscal year for which this Form is filed:  July 31, 2003

   (b)    [ ] Check box if this Form is being filed late (i.e., more than
              90 calendar days after the end of the issuer's fiscal year).

   (c)    [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):            $13,355,617,976
                                                                 --------------

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:       $14,008,760,824
                                                     --------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                               $   703,509,749
                                                     --------------

   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                         $14,712,270,573
                                                                 --------------

   (v)    Net sales - if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:               $    0
                                                                          -----


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   (vi)   Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                 $(1,356,652,597)
                                                                 --------------

   (vii)  Multiplier for determining registration fee:     x          .00008090
                                                                       --------

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii):                                     =             $    0
                                                                          -----

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7. Interest due - if this Form is being filed more than
   90 days after the end of the issuer's fiscal year:         +          $  n/a
                                                                          -----

8. Total of the amount of the registration fee due
   plus any interest due [line 5(viii) plus line 7]:          =          $    0
                                                                          -----

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: n/a

   Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By   /s/ Vicki L. Benjamin
     ---------------------------------------
     Vicki L. Benjamin
     Chief Accounting Officer and Controller

Date:    October  17, 2003